Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use assets
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Catalyst	Machinery and Equipment	Total
Balance as of January 1, 2022	Ps.	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	—	—	Ps.	54,283,458
Depreciation of the year	(3,333,879)		(2,050,826)	(277,276)	(86,342)	(182,369)	(29,968)	(3,118)	—	—	(5,963,778)
Additions	4,396,333		—	434,451	—	451,013	36,400	336	—	—	5,318,533
Cancellations	(1,984,257)		(1,601,197)	—	—	—	—	—	—	—	(3,585,454)
Currency translation effect	(487,536)		—	—	—	(42,328)	(346)	(1,702)	—	—	(531,912)
Balance as of December 31, 2022	Ps.	19,258,587	20,075,267	5,899,525	1,576,924	2,614,953	68,564	27,027	—	—	Ps.	49,520,847
Depreciation of the year	(3,495,211)		(1,869,775)	(122,883)	(80,269)	(196,422)	(37,573)	(5,810)	(77,243)	(1,654)	(5,886,840)
Cancellations	(12,766)		(2,565,518)	(357,899)	—	(106,267)	(7,873)	(804)	357,899	—	(2,693,228)
Additions	2,163,251		—	—	—	367,830	48,581	—	—	139,644	2,719,306
Currency translation effect	(345,058)		—	—	—	(59,603)	(4,453)	(266)	(47,525)	—	(456,905)
Balance as of December 31, 2023	Ps.	17,568,803	15,639,974	5,418,743	1,496,655	2,620,491	67,246	20,147	233,131	137,990	Ps.	43,203,180
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years	5 years	1 to 5 years

Summary of leases liabilities
ii.Leases liabilities are as follows:

	2023		2022
Lease liabilities recognized at January 1	Ps.	51,131,575	59,351,649
Additions	2,694,129		5,318,533
Cancellations	(2,816,690)		(4,392,850)
Payments of principal	(5,484,624)		(7,362,686)
Accrued interest	3,472,355		4,304,918
Interests paid	(2,291,356)		(3,274,137)
Foreign Exchange	(4,857,056)		(2,813,852)
Lease liabilities at December 31,	Ps.	41,848,333	51,131,575

Summary of lease liabilities recognized in statement of comprehensive income
iii.Amounts recognized in the statement of comprehensive Income

	2023		2022
Depreciation of rights of use	Ps.	5,886,840	Ps.	5,963,778
Interests from lease liabilities	3,948,398		4,445,315
Expenses related to short-term leases	609,927		106,695

Summary of lease liabilities recognized in statement of cash flows	iv.Amounts recognized in the statement of cash flows

	2023		2022
Lease payments (principal and interest)	Ps.	(7,775,980)	Ps.	(10,636,823)